Trading Properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Trading Properties [Abstract]
Non-current	$ 5,483	$ 10,344
Current	366	5,097
Total	$ 5,849	$ 15,441